Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Revenues	$ 16,508	$ (690)	$ 315
Cost of revenues	8,617	(686)	330
Gross profit	7,891	(4)	(15)
Sales and marketing expenses	5,323	677
General and administrative expenses	9,662
Operating income (loss)	(7,094)	(681)	(15)
Finance expenses (income), net	(127)
Income (loss) before income tax	(6,967)	(681)	(15)
Income tax expenses	1,086	(170)	(4)
Net and comprehensive income (loss)	$ (8,053)	$ (511)	$ (11)
Earnings (loss) per ordinary basic and diluted (U.S. dollar)	$ (0.33)	$ 0.60	$ 0.13